14. FINANCIAL INSTRUMENTS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	R$ 3,310,174	R$ 2,120,018
Non-current financial assets at fair value through profit or loss	59,879	51,503
Total Financial assets at fair value through profit or loss	3,370,053	2,171,521
Current financial liabilities at fair value through profit or loss	8,722
Non-current financial liabilities at fair value through profit or loss	97,535
Total financial liabilites at fair value through profit or loss	106,257
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	3,370,053	2,165,954
Total Financial assets at fair value through profit or loss	3,370,053	2,171,521
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities at fair value through profit or loss	106,257
Total financial liabilites at fair value through profit or loss	106,257
Financial investments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	3,305,109	2,114,620
Financial investments [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	3,305,109	2,114,620
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		1,364
Non-current financial assets at fair value through profit or loss		4,203
Current financial liabilities at fair value through profit or loss	8,722
Non-current financial liabilities at fair value through profit or loss	97,535
Derivative financial instruments [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		1,364
Non-current financial assets at fair value through profit or loss		4,203
Current financial liabilities at fair value through profit or loss	8,722
Non-current financial liabilities at fair value through profit or loss	97,535
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss		1,364
Non-current financial assets at fair value through profit or loss		4,203
Current financial liabilities at fair value through profit or loss	8,722
Non-current financial liabilities at fair value through profit or loss	97,535
Trading securities [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	5,065	4,034
Trading securities [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	5,065	4,034
Investments [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through profit or loss
Investments [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through profit or loss	59,879	47,300
Investments [member]
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through profit or loss	R$ 59,879	R$ 47,300